Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Diluted Net Loss Per Share Attributable to Nuvve common stockholders - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	22,447,033	22,741,324	22,379,953	20,158,040	20,626,830	16,959,978
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,569,904	2,649,652	2,556,719	2,624,818	2,604,927	2,424,410
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	512,129	1,117,868	458,234	952,068	958,273	709,263
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	3,033,548
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	136,250	136,250	136,250	136,250	136,250	143,764
PIPE Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	1,353,750	1,353,750	1,353,750	1,353,750	1,353,750	1,428,405
Stonepeak and Evolve Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	5,029,412
Stonepeak and Evolve Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	4,191,176
Institutional/Accredited Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,000,000	2,739,130	4,000,000	923,077	1,698,630